Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS - 4.7%			Shares		Value
Agriculture - 0.0%
Archer-Daniels-Midland Co.			640		$57,766

Aerospace/Defense - 0.0%
Dassault Aviation SA (1)			24		3,815
L3Harris Technologies, Inc.			62		15,405
Saab AB (1)			74		2,690
Thales SA (1)			35		4,412
					26,322
Apparel - 0.1%
adidas AG (1)			29		6,798
Canada Goose Holdings, Inc. (1)			222		5,834
Descente Ltd. (1)			287		7,296
Gildan Activewear, Inc. (1)			189		7,089
Hermes International (1)			16		22,860
LVMH Moet Hennessy Louis Vuitton SE (1)			76		54,599
NIKE, Inc.			200		26,912
PVH Corp.			72		5,516
Skechers USA, Inc. (2)			150		6,114
					143,018
Auto Parts & Equipment - 0.0%
Aptiv Plc - ADR (2)			41		4,908
NGK Spark Plug Co Ltd. (1)			785		12,748
					17,656
Banks - 0.4%
1st Source Corp.			61		2,821
Banco Santander SA (1)			5,782		19,829
Bank of America Corp.			1,009		41,591
Cathay General Bancorp			171		7,652
Canadian Western Bank (1)			202		5,872
Citigroup, Inc.			255		13,617
Comerica, Inc.			74		6,692
Cullen/Frost Bankers, Inc.			36		4,983
DNB Bank ASA (1)			463		10,523
East West Bancorp, Inc.			78		6,164
Enterprise Financial Services Corp.			88		4,163
Fifth Third Bancorp			90		3,873
First Busey Corp.			132		3,345
First Citizens BancShares Inc/NC			9		5,990
First Horizon Corp.			303		7,118
German American Bancorp, Inc.			69		2,621
Goldman Sachs Group, Inc./The			46		15,185
Hope Bancorp, Inc.			280		4,502
Huntington Bancshares Inc/OH			191		2,792
JPMorgan Chase & Co.			374		50,984
KeyCorp			125		2,797
Lakeland Financial Corp.			61		4,453
Macquarie Group Ltd. (1)			291		44,263
Morgan Stanley			229		20,015
National Australia Bank Ltd. (1)			2,517		60,930
New York Community Bancorp, Inc.			1,067		11,438
Old National Bancorp/IN			674		11,040
PacWest Bancorp			260		11,214
People's United Financial, Inc.			240		4,798
PNC Financial Services Group, Inc./The			53		9,776
Premier Financial Corp.			87		2,639
Prosperity Bancshares, Inc.			54		3,747
Royal Bank of Canada (1)			179		19,708
Signature Bank/New York NY			8		2,348
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Banks (Continued)
SpareBank 1 SMN (1)			156		$2,502
SpareBank 1 SR-Bank ASA (1)			299		4,561
Standard Chartered Plc (1)			1,036		6,944
Toronto-Dominion Bank/The (1)			230		18,249
U.S. Bancorp			191		10,152
Webster Financial Corp.			101		5,668
Wells Fargo & Co.			474		22,970
Western Alliance Bancorp			61		5,052
Zions Bancorp NA			86		5,638
					511,219
Beverages - 0.1%
Davide Campari-Milano NV (1)			418		4,881
Pernod Ricard SA (1)			293		64,600
Remy Cointreau SA (1)			19		3,931
					73,412
Building Materials - 0.1%
Armstrong World Industries, Inc.			373		33,574
LafargeHolcim Ltd. (1)			78		3,823
Louisiana-Pacific Corp.			51		3,168
Masco Corp.			180		9,180
Masonite International Corp. - ADR (2)			178		15,831
Owens Corning			74		6,771
Trex Co, Inc. (2)			87		5,684
					78,031
Chemicals - 0.2%
Albemarle Corp.			265		58,605
Arkema SA (1)			12		1,444
Brenntag SE (1)			44		3,570
Chr Hansen Holding A/S (1)			22		1,625
Clariant AG (1)			57		992
Croda International Plc (1)			22		2,277
DuPont de Nemours, Inc.			1,196		88,002
FMC Corp.			69		9,078
Givaudan SA (1)			1		4,141
Koninklijke DSM NV (1)			22		3,955
Tronox Holdings Plc - ADR			1,006		19,909
					193,598
Commercial Services - 0.1%
Adyen NV (1)(2)			12		24,015
Ashtead Group Plc (1)			75		4,762
Automatic Data Processing, Inc.			102		23,209
Chegg, Inc. (2)			307		11,138
Experian Plc (1)			200		7,753
FleetCor Technologies, Inc. (2)			19		4,732
QinetiQ Group Plc (1)			340		1,360
RELX Plc (1)			318		9,955
S&P Global, Inc.			45		18,298
Savills Plc (1)			56		819
Square, Inc. (2)			128		17,357
WEX, Inc. (2)			186		33,192
					156,590
Computers - 0.1%
Amdocs Ltd. - ADR			496		$40,776
Crayon Group Holding ASA (1)(2)			200		3,780
Softcat Plc (1)			500		11,192
Varonis Systems, Inc. (2)			1,315		62,515
					118,263
Cosmetics/Personal Care - 0.1%
elf Beauty, Inc. (2)			1,150		29,705
Estee Lauder Cos., Inc./The			213		58,004
Unicharm Corp. (1)			1,363		48,804
					136,513
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Diversified Financial Services - 0.2%
Canaccord Genuity Group, Inc. (1)			249		$2,460
Capital One Financial Corp.			54		7,090
DWS Group GmbH & Co KGaA (1)			81		2,980
Hamilton Lane, Inc.			124		9,584
Interactive Brokers Group, Inc.			55		3,625
London Stock Exchange Group Plc (1)			48		5,023
Mastercard, Inc.			234		83,627
Nasdaq, Inc.			22		3,920
Visa, Inc.			511		113,324
Vontobel Holding AG (1)			66		5,582
					237,215
Electric - 0.1%
Albioma SA (1)			13		634
Alliant Energy Corp.			70		4,374
Ameren Corp.			125		11,720
American Electric Power Co, Inc.			244		24,344
China Longyuan Power Group Corp Ltd. (1)			8,857		20,171
Emera, Inc. (1)			72		3,569
Enel SpA (1)			1,253		8,411
Eversource Energy			168		14,816
Fortis Inc/Canada (1)			234		11,573
Hydro One Ltd. (1)			164		4,418
Iberdrola SA (1)			793		8,702
Northland Power, Inc. (1)			65		2,161
RWE AG (1)			85		3,717
Sempra Energy			151		25,386
Verbund AG (1)			43		4,543
					148,539
Electronics - 0.1%
Honeywell International, Inc.			216		42,029
Hoya Corp. (1)			507		58,429
Omron Corp. (1)			388		26,179
Renishaw Plc (1)			126		6,406
Trimble, Inc. (2)			62		4,473
					137,516
Energy - Alternative Sources - 0.0%
Ence Energia y Celulosa, S.A. (2)			791		27,970
ERG SpA (1)			53		1,768
Falck Renewables SpA (1)			106		1,034
Neoen SA (1)			38		1,624
Nordex SE (1)(2)			98		1,719
Solaria Energia y Medio Ambiente SA (1)			46		1,040
Sunrun, Inc. (2)			151		4,586
Vestas Wind Systems A/S (1)			182		5,407
					45,148
Engineering & Construction - 0.0%
China Tower Corp Ltd. (1)			397,443		44,649
Sacyr SA (1)			397		963
Vinci SA (1)			99		10,184
					55,796
Environmental Control - 0.0%
Clean Harbors, Inc. (2)			42		4,689
Daiseki Co Ltd. (1)			251		9,525
Fluidra SA (1)			60		1,746
Republic Services, Inc.			104		13,780
TOMRA Systems ASA (1)			43		2,204
Waste Management, Inc.			134		21,239
					53,183
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Food - 0.1%
Austevoll Seafood ASA (1)			290		$4,503
China Modern Dairy Holdings Ltd. (1)			21,067		3,416
Glanbia Plc (1)			427		4,908
JBS SA (1)			4,348		34,237
Marfrig Global Foods SA (1)			1,674		7,524
Minerva SA/Brazil (1)			1,566		4,187
Norway Royal Salmon ASA (1)			68		1,622
Salmar ASA (1)			40		3,173
SunOpta, Inc. (1)(2)			672		3,376
Tyson Foods, Inc.			452		40,513
					107,459
Forest Products & Paper - 0.0%
BillerudKorsnas AB (1)			128		1,902
Ence Energia y Celulosa, S.A. (1)(2)			181		640
Svenska Cellulosa AB SCA (1)			114		2,224
UPM-Kymmene Oyj (1)			66		2,166
					6,932
Healthcare Products - 0.1%
Boston Scientific Corp. (2)			338		14,970
Cochlear Ltd. (1)			86		14,501
Tecan Group AG (1)			56		22,302
Medtronic Plc - ADR			542		60,135
Koninklijke Philips NV (1)			362		11,105
Siemens Healthineers AG (1)			449		27,935
					150,948
Healthcare Services - 0.1%
Anthem, Inc.			57		28,000
Humana, Inc.			30		13,055
IQVIA Holdings, Inc. (2)			44		10,173
UnitedHealth Group, Inc.			219		111,683
					162,911
Home Builders - 0.1%
Barratt Developments Plc (1)			295		2,024
Berkeley Group Holdings Plc (1)			33		1,621
DR Horton, Inc.			49		3,651
Installed Building Products, Inc.			82		6,928
LENNAR Corp.			40		3,247
LGI Homes, Inc. (2)			57		5,568
M/I Homes, Inc. (2)			69		3,060
MDC Holdings, Inc.			169		6,395
Meritage Homes Corp. (2)			88		6,972
NVR, Inc. (2)			3		13,402
Persimmon Plc (1)			65		1,837
PulteGroup, Inc.			256		10,726
Redrow Plc (1)			608		4,176
Taylor Morrison Home Corp. (2)			288		7,839
Taylor Wimpey PLC (1)			886		1,521
Toll Brothers, Inc.			121		5,689
TRI Pointe Group, Inc. (2)			257		5,161
					89,817
Home Furnishings - 0.0%
Howden Joinery Group Plc (1)			177		1,785

Household Products/Wares - 0.0%
Church & Dwight Co, Inc.			299		29,715

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Insurance - 0.1%
Admiral Group Plc (1)			118		$3,973
Aflac, Inc.			83		5,344
Allstate Corp/The			35		4,848
American International Group, Inc.			103		6,465
AXA SA (1)			720		21,159
Coface SA (1)			185		2,237
Direct Line Insurance Group Plc (1)			1,597		5,771
Fidelity National Financial, Inc.			157		7,668
Hartford Financial Services Group Inc/The			43		3,088
Lincoln National Corp.			96		6,275
Loews Corp.			138		8,945
Marsh & McLennan Cos, Inc.			64		10,907
NN Group NV (1)			121		6,139
Phoenix Group Holdings Plc (1)			387		3,121
Progressive Corp/The			75		8,549
Prudential Financial, Inc.			48		5,672
Prudential Plc (1)			828		12,335
Sampo Oyj (1)			168		8,248
SCOR SE (1)			73		2,357
Sun Life Financial, Inc. (1)			76		4,243
Swiss Life Holding AG (1)			10		6,430
Travelers Cos Inc/The			31		5,665
Trupanion, Inc. (2)			87		7,753
UNIQA Insurance Group AG (1)			371		2,951
Voya Financial, Inc.			59		3,915
Willis Towers Watson Plc - ADR			36		8,504
					172,562
Internet - 0.5%
Alphabet, Inc. (2)			76		211,383
Amazon.com, Inc. (2)			63		205,377
ASOS Plc (1)(2)			181		3,829
Auto Trader Group Plc (1)			1,819		15,121
Booking Holdings, Inc. (2)			5		11,742
eBay, Inc.			80		4,581
Future Plc (1)			715		24,440
Meituan (1)(2)			2,674		53,116
Moneysupermarket.com Group Plc (1)			958		2,391
Okta, Inc. (2)			38		5,737
Rightmove Plc (1)			1,702		14,148
Shopify, Inc. (1)(2)			30		20,289
					572,154
Investment Company - 0.0%
Aker ASA (1)			28		2,576

Iron/Steel - 0.0%
Angang Steel Co Ltd. (1)			13,422		6,186
APERAM SA (1)			49		2,180
BlueScope Steel Ltd. (1)			1,137		17,748
Outokumpu Oyj (1)			295		1,585
					27,699
Leisure Time - 0.0%
Planet Fitness, Inc. (2)			95		8,026

Lodging - 0.0%
Travel + Leisure Co.			196		$11,356

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Machinery - 0.1%
Cactus, Inc.			153		$8,681
Daifuku Co Ltd. (1)			39		2,816
Keyence Corp. (1)			274		128,852
GEA Group AG (1)			53		2,187
Konecranes Oyj (1)			43		1,330
Oshkosh Corp.			50		5,033
Valmet Oyj (1)			85		2,653
Yaskawa Electric Corp. (1)			79		3,125
					154,677
Media - 0.0%
Schibsted ASA (1)			461		11,420
Thomson Reuters Corp. (1)			159		17,263
					28,683
Mining - 0.1%
Alcoa Corp.			92		8,283
Aluminum Corp of China Ltd. (1)(2)			11,663		6,849
Anglo American Plc (1)			142		7,410
Rio Tinto Plc (1)			195		15,577
Wesdome Gold Mines Ltd. (1)(2)			915		11,484
Zijin Mining Group Co Ltd. (1)			13,356		20,563
					70,166
Oil & Gas - 0.2%
Aker BP ASA (1)			217		8,149
Atmos Energy Corp.			37		4,421
Baker Hughes Co.			4,134		150,519
BP Plc (1)			7,000		34,516
Comstock Resources, Inc. (2)			522		6,812
Cosan SA (1)			4,019		19,972
Liberty Oilfield Services, Inc. (2)			394		5,839
NiSource, Inc.			112		3,562
NOW, Inc. (2)			859		9,475
PrairieSky Royalty Ltd. (1)			525		7,261
ProPetro Holding Corp. (2)			224		3,120
Talos Energy, Inc. (2)			329		5,195
					258,841
Packaging & Containers - 0.0%
AptarGroup, Inc.			37		4,348
Metsa Board Oyj (1)			214		2,173
Westrock Co.			148		6,960
					13,481
Pharmaceuticals - 0.2%
Becton Dickinson and Co.			66		17,556
Bristol-Myers Squibb Co.			505		36,880
Cigna Corp.			75		17,971
Heska Corp. (2)			169		23,369
Johnson & Johnson			663		117,503
Merck & Co, Inc.			585		47,999
					261,278
Private Equity - 0.0%
Carlyle Group Inc/The			201		9,831
Intermediate Capital Group Plc (1)			116		2,721
					12,552
Real Estate Services - 0.0%
A-Living Smart City Services Co Ltd. (1)			15,357		21,487
CBRE Group, Inc. (2)			81		7,413
Hufvudstaden AB (1)			76		1,081
Longfor Group Holdings Ltd. (1)			3,565		18,341
PSP Swiss Property AG (1)			17		2,237
Shurgard Self Storage SA (1)			29		1,806
Wihlborgs Fastigheter AB (1)			36		756
					53,121
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
REIT - 0.0%
AvalonBay Communities, Inc.			35		$8,693
DiamondRock Hospitality Co. (2)			313		3,161
Equinix, Inc.			22		16,316
Equity Residential			94		8,452
Essex Property Trust, Inc.			16		5,528
Growthpoint Properties Australia Ltd. (1)			2,586		8,495
Mirvac Group (1)			2,543		4,738
Park Hotels & Resorts, Inc.			337		6,581
Pebblebrook Hotel Trust			189		4,627
Rayonier, Inc.			421		17,311
Nippon Prologis REIT, Inc. (1)			2		5,857
Prologis, Inc.			177		28,582
Segro Plc (1)			1,129		19,955
Sunstone Hotel Investors, Inc. (2)			314		3,699
UNITE Group PLC/The (1)			149		2,267
Weyerhaeuser Co.			190		7,201
					151,463
Retail - 0.1%
ANTA Sports Products Ltd. (1)			1,244		15,627
Burlington Stores, Inc. (2)			72		13,116
Chipotle Mexican Grill, Inc. (2)			4		6,328
Domino's Pizza Enterprises Ltd. (1)			336		22,088
Europris ASA (1)			296		1,900
Grafton Group Plc (1)			130		1,678
Home Depot Inc/The			140		41,906
JD Sports Fashion Plc (1)			1,388		2,703
Lowe's Cos, Inc.			91		18,399
Lululemon Athletica, Inc. (2)			17		6,209
Li Ning Co Ltd. (1)			1,059		9,139
Moncler SpA (1)			74		4,154
Pets at Home Group Plc (1)			843		4,002
TJX Cos Inc/The			165		9,996
Tokmanni Group Corp. (1)			107		1,781
Zalando SE (1)(2)			74		3,766
					162,792
Semiconductors - 0.4%
Advanced Micro Devices, Inc. (2)			384		41,987
Analog Devices, Inc.			124		20,482
Applied Materials, Inc.			209		27,546
ASM International NV (1)			54		19,839
ASML Holding NV (1)			155		104,596
BE Semiconductor Industries NV (1)			86		7,407
Infineon Technologies AG (1)			513		17,584
Lam Research Corp.			33		17,741
Microchip Technology, Inc.			135		10,144
Micron Technology, Inc.			277		21,576
Nordic Semiconductor ASA (1)(2)			430		11,097
NVIDIA Corp.			564		153,893
STMicroelectronics NV (1)			404		17,703
Texas Instruments, Inc.			219		40,182
Tokyo Ohka Kogyo Co Ltd. (1)			290		17,532
					529,309
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

COMMON STOCKS (Continued)			Shares		Value
Software - 0.1%
Broadridge Financial Solutions, Inc.			29		$4,516
Constellation Software Inc/Canada (1)			5		8,547
Coupa Software, Inc. (2)			235		23,883
Konami Holdings Corp. (1)			189		12,032
MSCI, Inc.			10		5,029
ServiceNow, Inc. (2)			47		26,174
Sinch AB (1)(2)			908		6,225
Take-Two Interactive Software, Inc. (2)			373		57,345
Workday, Inc. (2)			59		14,128
					157,879
Telecommunications - 0.1%
Juniper Networks, Inc.			1,260		46,822
Viavi Solutions, Inc. (2)			3,080		49,526
					96,348
Toys/Games/Hobbies - 0.1%
Bandai Namco Holdings, Inc. (1)			586		44,727
Nintendo Co Ltd. (1)			91		46,098
					90,825
Transportation - 0.2%
Canadian Pacific Railway Ltd. - ADR			112		9,244
Canadian Pacific Railway Ltd. (1)			181		14,939
CH Robinson Worldwide, Inc.			91		9,802
Clarkson Plc (1)			17		826
COSCO SHIPPING Energy Transportation Co Ltd. (1)			16,745		7,760
CSX Corp.			700		26,215
Deutsche Post AG (1)			214		10,310
Expeditors International of Washington, Inc.			55		5,674
Hapag-Lloyd AG (1)			29		10,157
Kuehne + Nagel International AG (1)			20		5,695
Localiza Rent a Car SA (1)			2,680		34,455
Nippon Yusen KK (1)			118		10,429
TFI International, Inc. (1)			66		7,029
Union Pacific Corp.			202		55,188
United Parcel Service, Inc.			287		61,550
ZIM Integrated Shipping Services Ltd - ADR			193		14,033
					283,306
Water - 0.1%
American Water Works Co, Inc.			89		14,732

Wholesale Distribution - 0.0%
ITOCHU Corp. (1)			1,011		34,414
SiteOne Landscape Supply, Inc. (2)			34		5,497
Toyota Tsusho Corp. (1)			104		4,323
					44,234

TOTAL COMMON STOCKS (Cost $5,702,101)					5,917,412

PREFERRED STOCKS - 0.0%
Machinery - 0.0%
Jungheinrich AG			59		1,719

TOTAL PREFERRED STOCKS (Cost $2,771)					1,719

FOREIGN GOVERNMENT NOTES/BONDS - 1.7% (1)(2)
Republic of South Africa Government Bond
10.111%, 03/31/2032			34,530,000	ZAR	2,110,908
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $2,046,065)

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

PURCHASED OPTIONS AND WARRANTS - 3.7%		Contracts	Notional		Value
Call Options Purchased - 0.9%
Crude Oil Dec 22 Future at $150, October 26, 2022 (3)		286	27,315,860	USD	$815,100
Euro Stoxx 50 Index at 3,925, April 14, 2022 (3)		4	172,991	EUR	2,752
Euro Stoxx 50 Index at 3,975, April 14, 2022 (3)		4	172,991	EUR	1,699
Euro Stoxx 50 Index at 4,025, April 14, 2022 (3)		4	172,991	EUR	929
Euro Stoxx 50 Index at 4,100, April 14, 2022 (3)		4	172,991	EUR	332
Euro Stoxx 50 Index Dividend Dec 23 Future at 120.00, December 15, 2023		75	941,693	EUR	49,947
Gold May 22 Futures at $1,880, April 26, 2022 (3)		15	2,931,000	USD	124,350
Nikkei 225 Index at 28,000, June 10, 2022 (3)		25	5,721,749	JPY	183,793
Total Call Options (Premiums Paid $1,546,616)					1,178,902

Put Options Purchased - 0.8%
CBOE Volatility Index (VIX) at $23, April 20, 2022		405	832,680	USD	99,225
E-mini S&P 500 at $4,200, June 17, 2022		55	12,459,563	USD	178,622
Euro-Bund Jun 22 Future at $164, May 20, 2022		113	17,928,580	EUR	722,540
Euro Stoxx 50 Index at 3,550, April 14, 2022 (3)		4	172,991	EUR	566
Euro Stoxx 50 Index at 3,700, April 14, 2022 (3)		4	172,991	EUR	1,190
Euro Stoxx 50 Index at 3,775, April 14, 2022 (3)		4	172,991	EUR	1,766
Euro Stoxx 50 Index at 3,850, April 14, 2022 (3)		4	172,991	EUR	2,633
Total Put Options (Premiums Paid $484,899)					1,006,542

PURCHASED OPTIONS AND WARRANTS (Continued)	Counterparty [a]	Contracts	Notional		Value
Over-The-Counter Options Purchased - 1.5%
AUD Call / NZD Put at 1.0965, May 23, 2022	JPM		16,722,000	AUD	47,462
AUD Call / NZD Put at 1.150, September 6, 2022 (4)	JPM		1,056,000	AUD	58,456
EUR Call / CNH Put at 7.450, April 7, 2022	JPM		5,026,000	EUR	11
EUR Call / CNH Put at 8.400, February 9, 2022 (4)(5)	JPM		254,000	EUR	7,714
EUR Call / GBP Put at 0.850, May 2, 2022	JPM		5,562,000	EUR	30,180
EUR Call / GBP Put at 0.855, April 22, 2022	JPM		10,229,000	EUR	28,041
EUR Call / GBP Put at 0.860, April 5, 2022	JPM		10,510,000	EUR	21,928
EUR Call / PLN Put at 4.900, April 26, 2022	JPM		3,260,000	EUR	11,241
EUR Call / USD Put at 1.200, July 29, 2022 (4)	JPM		252,000	EUR	9,706
EUR Call / USD Put at 1.295, December 19, 2022 (4)	JPM		458,000	EUR	5,532
GBP Put / USD Call at 1.300, May 19, 2022 (4)	JPM		165,000	GBP	67,248
NOK Put / SEK Call at 1.020, April 28, 2022 (4)	JPM		1,008,000	NOK	6,239
NOK Put / SEK Call at 1.000, May 5, 2022 (4)	JPM		1,749,000	NOK	4,900
NZD Put / CAD Call at 0.845, May 9, 2022 (4)	JPM		283,000	NZD	30,273
USD Call / CNH Put at 6.450, April 5, 2022	JPM		10,971,000	USD	143
USD Call / CNH Put at 6.500, May 27, 2022	JPM		17,074,000	USD	-
USD Call / CNH Put at 7.250, June 7, 2023	JPM		13,340,000	USD	50,225
USD Call / CNH Put at 6.475, June 13, 2022 (4)	JPM		138,000	USD	22,865
USD Call / CNH Put at 6.675, June 13, 2022 (4)	JPM		412,000	USD	11,925
USD Put / JPY Call at 117 RKO at 114, April 14, 2022 (6)	JPM		6,934,000	USD	3,848
USD Put / JPY Call at 117 RKO at 115, April 14, 2022 (6)	JPM		6,934,000	USD	3,848
USD Put / JPY Call at 110, May 5, 2022 (4)	JPM		593,000	USD	3,541
USD Put / JPY Call at 117.5 KO at 120.1, May 19, 2022 (4)(7)	UBS		183,000	USD	27,816
AUD/USD > 0.7464 and EUR/AUD > 1.5404, June 9, 2022 (8)	MS		646,000	AUD	20,545
AUD/USD > 0.7510 and EUR/AUD >1.5252, July 12, 2022 (8)	MS		645,000	AUD	24,615
AUD/CAD > 0.94015 and NZD/CAD < 0.8571, May 27, 2022 (8)	MS		199,000	CAD	7,163
EUR/BRL USD/BRL Put on correlation swap at 100, December 22, 2022 (9)	MS		26,400	USD	271,260
EUR/USD > 1.18038 and USD5YSOFR > 1.94%, May 4, 2022 (8)	GS		327,000	USD	19,620
GLD US > 174.28 and CON2 > 80.01, May 26, 2022 (8)	MS		236,395	USD	149,975
NKY > 29,210 and US10YRSOFR < 1.7215%, April 8, 2022 (8)	JPM		335,000	USD	49,748
SPX < 4,306 and AUD/USD > 0.7487, June 17, 2022 (8)	MS		530,000	USD	51,675
SPX < 4,311.89 and US10YRSOFR > 1.668%, November 18, 2022 (8)	CITI		261,000	USD	48,155
SPX < 4,311.89 and US10YRSOFR > 1.828%, November 18, 2022 (8)	CITI		261,000	USD	39,803
SPX < 4,349.04 and CON2 > 97.68, May 26, 2022 (8)	MS		237,000	USD	21,860
SPX < 3,622.13 and COX2 < 72.14, September 27, 2022 (8)	CITI		509,000	USD	34,612
SPX < 3,622.13 and COZ2 < 66.26, October 26, 2022 (8)	CITI		509,000	USD	32,067
SPX < 4,311.89 and USSW10 > 2.023%, November 18, 2022 (8)	CITI		400,000	USD	65,274
SPX < 4,390.19 and USSW5 > 1.667%, September 16, 2022 (8)	CITI		406,000	USD	96,978
SPX < 4,395.6975 and US10Y > 1.897%, June 17, 2022 (8)	CITI		403,000	USD	89,749
SPX < 4,455.97 and USISDA30 > 2.02%, June 17, 2022 (8)	GS		402,000	USD	84,914
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

PURCHASED OPTIONS AND WARRANTS (Continued)		Contracts	Notional		Value
SX5E < 3,950 and EUR/USD < 1.104, June 17, 2022 (8)	B		361,000	EUR	$84,149
SX5E < 4,140 and EUR/USD < 1.0974, November 18, 2022 (8)	JPM		402,000	EUR	80,592
SX5E > 4362.18 and EUR/GBP > 0.8615, July 15, 2022 (8)	MS		311,000	EUR	3,394
SX5E > 4362.18 and EUR/GBP > 0.8615, August 19, 2022 (8)	MS		311,000	EUR	6,275
TPX > 2,046.03 and US10YRSOFR < 1.725%, August 12, 2022 (8)	MS		280,000	USD	44,508
UKX < 6,919 and XAU > 1,877.50, April 14, 2022 (8)	JPM		310,000	USD	5,471
UKX < 6,972.95 and XAU > 1,957, May 20, 2022 (8)	MS		311,000	USD	22,937
USD/CNH > 6.4632 and USD/JPY < 116.48, June 17, 2022 (8)	JPM		418,000	USD	34,067
USD/JPY < 110 and USD 10Y SOFR > 1.632%, May 16, 2022 (8)	CITI		278,000	USD	12,006
USD/JPY < 112.5 and USD10YSOFR > 1.636%, April 13, 2022 (8)	GS		420,000	USD	47,082
XAU < 1,728.05 and NDX > 16,415.94, May 20, 2022 (8)	CITI		222,000	USD	56
XAU > 2142.80 and US10YRSOFR > 2.362%, September 19, 2022 (8)	CITI		616,000	USD	32,648
Total Over-The-Counter Options (Premiums Paid $1,897,597)					1,934,340

Warrants - 0.4%
S&P 500 Index Dispersion Warrants (10)
Effective: 04/20/2021, Expiration: 06/17/2022, Strike: 20.89%	BNP	400	400,000	USD	461,736
Total Warrants (Cost $400,000)					461,736

TOTAL PURCHASED OPTIONS AND WARRANTS (Cost/Premiums Paid $4,329,113)					4,581,520

SHORT-TERM INVESTMENTS - 46.2%			Principal Amount		Value
United States Treasury Bills - 46.2% (11)
0.053%, 04/07/2022			4,500,000	USD	4,499,895
0.058%, 05/05/2022			2,400,000	USD	2,399,677
0.351%, 06/02/2022			5,000,000	USD	4,997,232
0.383%, 06/09/2022			3,000,000	USD	2,997,872
0.230%, 06/30/2022			1,600,000	USD	1,597,975
0.570%, 07/07/2022			5,380,000	USD	5,371,736
0.290%, 07/14/2022			4,800,000	USD	4,791,645
0.353%, 07/21/2022			5,400,000	USD	5,389,094
0.549%, 08/04/2022			2,750,000	USD	2,742,431
0.696%, 08/11/2022			4,300,000	USD	4,286,993
0.598%, 08/18/2022			5,000,000	USD	4,983,816
0.704%, 09/01/2022			13,700,000	USD	13,647,219
Total United States Treasury Bills (Cost $57,737,027)					57,705,585

TOTAL SHORT-TERM INVESTMENTS (Cost $57,737,027)					57,705,585

Total Investments (Cost $67,771,011) - 56.3%					70,317,144
Other Assets in Excess of Liabilities- 43.7%					54,600,043
TOTAL NET ASSETS - 100.0%					$124,917,187

ADR	American Depositary Receipt
(1)	Foreign issued security.
(2)	Non-income producing security.
(3)	Position held in subsidiary.
(4)	Binary option - Payoff is either notional amount or option expires worthless.
(5)	One touch option - Option pays notional if spot rate meets strike at any point during the term of the option.
(6)	Position includes a reverse knock-out (RKO) term at level indicated. The option intermediately terminates if the exchange rate closes at the knock-out term.
(7)	Position includes a knock-out (KO) term at level indicated. If the closing level is above or below the knock-out level, the option becomes worthless.
(8)	Dual binary option - Option only pays if both terms are met at maturity.
(9)	Correlation swap option - Option gives right to the Fund to short correlation swap.
(10)
The payout of the dispersion warrants is calculated with the observed volatility of a weighted basket of component stocks of the respective Index relative to each stock's assigned strike value in excess of the volatility of the respective Index relative to a strike volatility between the effective and expiration dates of the respective warrant.

(11)	Rate quoted is effective yield of position.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

[a] Counterparty abbreviations
B - Barclays
BNP - BNP Paribas S.A.
CITI - Citigroup Global Markets
GS - Goldman Sachs
JPM - J.P. Morgan Investment Bank
MS - Morgan Stanley
UBS - UBS AG

Reference entity abbreviations
CON2 - Brent Crude Future July 2022
COX2 - Brent Crude Future November 2022
COZ2 - Brent Crude Future December 2022
EUSA10 - Euro 10-year Interest Swap Rate
EUSA30 - Euro 30-year Interest Swap Rate
GLD - SPDR Gold Shares
NDX - Nasdaq-100
SPX - S&P 500 Index
SX5E - Euro Stoxx 50 Index
TPX - Tokyo Stock Exchange Tokyo Stock Price Index
UKX - FTSE 100 Index
US10Y - U.S. 10-year Treasury
US10YRSOFR - U.S. 10-year Secure Overnight Financing Rate
USISDA30 - USD 30-year CMS Rate
USSW5 - 5 year U.S. Swap Rate
USSW10 - 10 year U.S. Swap Rate
USSW30 - 30 year U.S. Swap Rate
XAU - Gold spot price quoted in US dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

WRITTEN OPTIONS - (2.0%)	Contracts	Notional		Value
Call Option Written - (1.3%)
CBOE Volatility Index (VIX) at $32.5, April 20, 2022	(91)	(187,096)	USD	$(8,190)
CBOE Volatility Index (VIX) at $37.5, April 20, 2022	(91)	(187,096)	USD	(5,232)
CBOE Volatility Index (VIX) at $42.5, April 20, 2022	(91)	(187,096)	USD	(3,640)
CBOE Volatility Index (VIX) at $55, April 20, 2022	(91)	(187,096)	USD	(1,592)
Crude Oil Dec 22 Future at $95, October 26, 2022 (1)	(26)	(2,483,260)	USD	(353,340)
Crude Oil Dec 22 Future at $110, October 26, 2022 (1)	(35)	(3,342,850)	USD	(301,350)
Crude Oil Dec 22 Future at $160, October 26, 2022 (1)	(286)	(27,315,860)	USD	(632,060)
Euro-Bund May 22 Future at 160, April 22, 2022	(8)	(1,269,280)	EUR	(7,434)
Euro-Bund May 22 Future at 161, April 22, 2022	(8)	(1,269,280)	EUR	(4,867)
Euro-Bund May 22 Future at 162, April 22, 2022	(8)	(1,269,280)	EUR	(3,186)
Euro-Bund May 22 Future at 163.5, April 22, 2022	(8)	(1,269,280)	EUR	(1,593)
Euro Stoxx 50 Index Dividend Dec 23 Future at 130.00, December 15, 2023	(149)	(1,870,830)	EUR	(23,406)
Gold Dec 22 Futures at $2,100, November 22, 2022 (1)	(18)	(3,550,500)	USD	(151,560)
HG Copper May 22 Future at $520, April 26, 2022 (1)	(2)	(237,550)	USD	(1,075)
Nikkei 225 Index at 30,000, June 10, 2022 (1)	(25)	(5,721,749)	JPY	(40,044)
U.S. Treasury Long Bond May 22 Future at $148, April 22, 2022	(10)	(1,500,625)	USD	(30,000)
U.S. Treasury Long Bond May 22 Future at $150, April 22, 2022	(10)	(1,500,625)	USD	(18,125)
U.S. Treasury Long Bond May 22 Future at $151, April 22, 2022	(10)	(1,500,625)	USD	(13,594)
U.S. Treasury Long Bond May 22 Future at $154, April 22, 2022	(10)	(1,500,625)	USD	(5,156)
Total Call Option Written (Premiums Received $1,560,095)				(1,605,444)

Put Option Written - (0.7%)
CBOE Volatility Index (VIX) at $21, April 20, 2022	(809)	(1,663,304)	USD	(99,103)
CBOE Volatility Index (VIX) at $23, April 20, 2022	(91)	(187,096)	USD	(22,295)
CBOE Volatility Index (VIX) at $25, April 20, 2022	(91)	(187,096)	USD	(35,945)
CBOE Volatility Index (VIX) at $27, April 20, 2022	(91)	(187,096)	USD	(50,960)
CBOE Volatility Index (VIX) at $28, April 20, 2022	(91)	(187,096)	USD	(58,240)
Crude Oil Dec 22 Future at $55, October 26, 2022 (1)	(47)	(4,488,970)	USD	(83,660)
Crude Oil Dec 22 Future at $60, October 26, 2022 (1)	(45)	(4,297,950)	USD	(104,850)
Crude Oil Dec 22 Future at $65, October 26, 2022 (1)	(35)	(3,342,850)	USD	(104,650)
Euro-Bund May 22 Future at 155.5, April 22, 2022	(8)	(1,269,280)	EUR	(3,452)
Euro-Bund May 22 Future at 157, April 22, 2022	(8)	(1,269,280)	EUR	(6,549)
Euro-Bund May 22 Future at 158, April 22, 2022	(8)	(1,269,280)	EUR	(9,735)
Euro-Bund May 22 Future at 159, April 22, 2022	(8)	(1,269,280)	EUR	(13,983)
Euro-Bund Jun 22 Future at 159, May 20, 2022	(118)	(18,721,880)	EUR	(288,489)
FTSE 100 Index at 6,800, April 14, 2022 (1)	(71)	(7,011,145)	GBP	(7,462)
HG Copper May 22 Future at $430, April 26, 2022 (1)	(24)	(2,850,600)	USD	(9,300)
U.S. Treasury Long Bond May 22 Future at $141, April 22, 2022	(10)	(1,500,625)	USD	(625)
U.S. Treasury Long Bond May 22 Future at $143, April 22, 2022	(10)	(1,500,625)	USD	(1,406)
U.S. Treasury Long Bond May 22 Future at $145, April 22, 2022	(10)	(1,500,625)	USD	(3,125)
U.S. Treasury Long Bond May 22 Future at $147, April 22, 2022	(10)	(1,500,625)	USD	(6,719)
Total Put Option Written (Premiums Received $833,591)				(910,548)

TOTAL WRITTEN OPTIONS (Premiums Received $2,393,687)				$(2,515,992)

(1) Position held in subsidiary.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

FORWARD CURRENCY CONTRACTS (1)
Settlement	Currency	Pay	USD Value	Currency	Receive	USD Value	Unrealized
Date	Delivered	Amount	March 31, 2022	Received	Amount	March 31, 2022	Gain/(Loss)
04/29/2022	CHF	359,495	$389,424	USD	390,000	$390,000	$576
04/29/2022	CNH	59,579,906	9,357,498	USD	9,329,229	9,329,228	(28,270)
04/29/2022	CZK	8,436,771	381,009	EUR	343,056	379,830	(1,179)
04/29/2022	EUR	716,000	792,752	PLN	3,332,432	790,921	(1,831)
04/29/2022	HUF	121,132,157	363,289	EUR	327,786	362,923	(366)
04/29/2022	HUF	56,074,920	168,175	USD	168,315	168,315	140
04/29/2022	MXN	4,489,286	224,560	USD	223,572	223,572	(988)
04/29/2022	NOK	429,129	48,726	USD	50,000	50,000	1,274
04/29/2022	PLN	14,033,898	3,330,814	EUR	2,997,450	3,318,766	(12,048)
04/29/2022	PLN	635,094	150,734	USD	151,075	151,075	341
04/29/2022	SEK	5,019,435	534,126	USD	540,423	540,423	6,297
04/29/2022	TRY	4,945,491	329,244	USD	330,623	330,623	1,379
04/29/2022	USD	350,360	350,360	AUD	467,000	349,577	(783)
04/29/2022	USD	409,987	409,987	CHF	381,099	412,826	2,839
04/29/2022	USD	10,000	10,000	HUF	3,307,391	9,919	(81)
04/29/2022	USD	224,960	224,960	MXN	4,489,286	224,560	(400)
04/29/2022	USD	226,621	226,621	NOK	1,963,370	222,931	(3,690)
04/29/2022	USD	20,000	20,000	SEK	185,270	19,715	(285)
04/29/2022	USD	2,781,389	2,781,389	SGD	3,771,745	2,782,507	1,118
04/29/2022	USD	1,597,610	1,597,610	ZAR	23,254,178	1,585,501	(12,109)
04/29/2022	ZAR	47,801,420	3,259,165	USD	3,281,590	3,281,590	22,425
06/15/2022	BRL	18,304,723	3,760,026	USD	3,716,077	3,716,076	(43,950)
06/15/2022	CLP	287,815,753	361,001	USD	360,000	360,000	(1,001)
06/15/2022	IDR	40,012,184,800	2,776,715	USD	2,784,000	2,784,000	7,285
06/15/2022	INR	324,590,429	4,248,547	USD	4,175,770	4,175,770	(72,777)
06/15/2022	KRW	1,353,051,840	1,115,560	USD	1,113,000	1,113,000	(2,560)
06/15/2022	PHP	74,610,912	1,435,989	USD	1,415,527	1,415,527	(20,462)
06/15/2022	THB	71,478,823	2,152,231	USD	2,129,000	2,129,000	(23,231)
06/15/2022	TWD	8,534,725	298,117	USD	302,199	302,199	4,082
06/15/2022	USD	4,192,293	4,192,293	BRL	21,792,116	4,476,381	284,088
06/15/2022	USD	1,187,159	1,187,159	CLP	962,776,893	1,207,591	20,432
06/15/2022	USD	5,411,597	5,411,597	IDR	77,602,210,877	5,385,340	(26,257)
06/15/2022	USD	944,000	944,000	INR	72,028,616	942,779	(1,221)
06/15/2022	USD	3,294,328	3,294,328	KRW	4,028,823,923	3,321,673	27,345
06/15/2022	USD	149,000	149,000	PHP	7,873,323	151,533	2,533
06/15/2022	USD	80,000	80,000	TWD	2,266,944	79,184	(816)
09/14/2022	EGP	3,063,643	162,211	USD	178,534	178,534	16,323
09/14/2022	USD	158,635	158,635	EGP	3,063,643	162,210	3,575
							$147,747
(1) J.P. Morgan Securities, Inc. is the counterparty to all contracts.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
	Amsterdam Exchanges Index	1	April 2022	160,188	EUR	$4,963
	Australia SPI 200 Index	2	June 2022	279,827	AUD	13,806
	Australian 10 Year Government Bond	(2)	June 2022	(189,684)	AUD	6,923
	Australian Dollar	30	June 2022	2,248,950	USD	(9,259)
*	Brent Crude	38	October 2022	3,629,380	USD	(140,206)
	British Pound	10	June 2022	820,688	USD	608
	CAC 40 Index	6	April 2022	441,894	EUR	5,467
	Canadian Dollar	57	June 2022	4,565,130	USD	8,308
*	Canola	9	May 2022	162,758	CAD	16,190
	CBOE Volatility Index	(16)	April 2022	(375,504)	USD	3,908
	CBOE Volatility Index	(5)	May 2022	(124,939)	USD	(1,701)
*	Cocoa	(1)	May 2022	(26,500)	USD	(213)
*	Coffee 'C'	1	May 2022	84,900	USD	(8,596)
*	Corn	3	May 2022	112,313	USD	17,579
*	Cotton No. 2	2	May 2022	135,690	USD	14,054
	DAX Index	1	June 2022	399,165	EUR	1,671
	E-mini Energy Select	1	June 2022	79,710	USD	5,520
	E-mini Russell 2000 Index	(1)	June 2022	(103,320)	USD	(5,084)
	E-mini S&P 500	61	June 2022	13,818,788	USD	447,894
	Euro FX Currency	12	June 2022	1,664,850	USD	(8,152)
	Euro Schatz	(15)	June 2022	(1,837,519)	EUR	(2,580)
	EURO STOXX 50 Dividend Index	(4)	December 2023	(50,136)	EUR	(5,675)
	Euro STOXX 50 Index	67	June 2022	2,833,575	EUR	(25,988)
	Euro STOXX 50 Volatility Index	4	April 2022	12,567	EUR	(2,095)
	Euro-BTP Italian Government Bond	(129)	June 2022	(19,737,806)	EUR	608,708
	Euro-Bund	204	June 2022	35,805,786	EUR	(371,285)
*	European Emission Allowances	26	December 2022	2,199,768	EUR	(28,227)
*	Feeder Cattle	(1)	May 2022	(83,275)	USD	(187)
	FTSE 100 Index	51	June 2022	5,015,317	GBP	161,960
	FTSE 250 Index	(40)	June 2022	(2,210,919)	GBP	(12,335)
	FTSE/JSE TOP 40 Index	1	June 2022	47,138	ZAR	3,473
	FTSE/MIB Index	1	June 2022	134,996	EUR	3,874
*	Gold 100 oz	1	June 2022	195,400	USD	(2,102)
	Hang Seng China Enterprises Index	12	April 2022	576,079	HKD	9,040
	Hang Seng Index	1	April 2022	140,362	HKD	4,191
	IBEX 35 Index	1	April 2022	93,101	EUR	668
	Japanese 10 Year Government Bond	(25)	June 2022	(30,741,745)	JPY	(145,720)
	Japanese Yen	(8)	June 2022	(823,750)	USD	(5,104)
	Korea 10 Year Bond	6	June 2022	579,184	KRW	(9,535)
	Korea 3 Year Bond	(8)	June 2022	(701,159)	KRW	7,253
	Korea Stock Exchange KOSPI 200 Index	(2)	June 2022	(150,860)	KRW	(7,509)
*	Lean Hogs	3	June 2022	144,750	USD	8,677
*	London Metal Exchange Copper	1	May 2022	259,363	USD	(645)
*	London Metal Exchange Copper	(1)	May 2022	(259,363)	USD	(255)
*	London Metal Exchange Lead	2	April 2022	121,100	USD	1,353
*	London Metal Exchange Lead	(2)	April 2022	(121,100)	USD	894
*	London Metal Exchange Lead	2	May 2022	121,100	USD	(1,156)
*	London Metal Exchange Lead	(1)	May 2022	(60,550)	USD	(3,544)
*	London Metal Exchange Nickel	1	April 2022	192,690	USD	54,987
*	London Metal Exchange Nickel	(1)	April 2022	(192,690)	USD	(30,879)
*	London Metal Exchange Primary Aluminum	3	April 2022	261,271	USD	20,475
*	London Metal Exchange Primary Aluminum	(3)	April 2022	(261,271)	USD	(4,984)
*	London Metal Exchange Primary Aluminum	2	May 2022	174,356	USD	(2,925)
*	London Metal Exchange Primary Aluminum	(1)	May 2022	(87,178)	USD	(145)
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

	FUTURES CONTRACTS
	Description	Number of Contracts Long (Short)	Expiration Date	Notional Amount		Unrealized Gain/(Loss)
*	London Metal Exchange Zinc	2	April 2022	210,625	USD	$30,269
*	London Metal Exchange Zinc	(2)	April 2022	(210,625)	USD	(13,031)
*	London Metal Exchange Zinc	2	May 2022	210,125	USD	12,207
*	London Metal Exchange Zinc	(1)	May 2022	(105,063)	USD	(9,876)
	Long Gilt	(104)	June 2022	(16,562,346)	GBP	30,718
	Mexican Peso	8	June 2022	198,920	USD	8,218
*	Milling Wheat No. 2	1	May 2022	20,438	EUR	5,654
	MSCI Emerging Markets Index	(46)	June 2022	(2,588,650)	USD	(61,525)
	MSCI World Index	7	June 2022	654,640	USD	(3,080)
	NASDAQ 100 E-mini	(12)	June 2022	(3,568,500)	USD	(110,052)
*	Natural Gas	2	April 2022	112,840	USD	22,045
	New Zealand Dollar	(144)	June 2022	(9,970,560)	USD	(28,182)
	Nikkei 225 Mini	17	June 2022	1,940,673	JPY	95,362
	Nikkei 225 Mini	(11)	June 2022	(251,462)	JPY	(266)
	OMX 30 Index	5	April 2022	110,876	SEK	(1,468)
*	Palladium	4	June 2022	902,240	USD	11,280
*	Platinum	7	July 2022	348,530	USD	278
*	Red Spring Wheat	1	May 2022	53,975	USD	6,884
*	Robusta Coffee	3	May 2022	64,950	USD	(2,722)
	S&P 500 Dividend Index	35	December 2023	561,313	USD	1,894
	S&P 500 Dividend Index	53	December 2024	853,300	USD	12,588
	S&P 500 Dividend Index	52	December 2025	850,200	USD	14,950
	S&P/Toronto Stock Exchange 60 Index	3	June 2022	632,132	CAD	12,768
	SGX MSCI Singapore Index	(3)	April 2022	(74,117)	SGD	(1,545)
*	SGX TSI Iron Ore	3	May 2022	47,892	USD	(207)
	Short-Term Euro-BTP	(9)	June 2022	(1,104,851)	EUR	10,024
*	Soybean	1	May 2022	80,913	USD	2,347
*	Soybean Meal	2	May 2022	93,500	USD	2,834
*	Soybean Oil	1	May 2022	41,964	USD	3,909
	STOXX 600 Banks Index	2	June 2022	42,502	EUR	938
*	Sugar No. 11	1	April 2022	21,829	USD	389
	Tokyo Stock Price Index	14	June 2022	2,238,459	JPY	(31,378)
	U.S. 2 Year Treasury Note	(33)	June 2022	(6,993,422)	USD	56,383
	U.S. 5 Year Treasury Note	(61)	June 2022	(6,995,938)	USD	14,693
	U.S. Treasury Long Bond	10	June 2022	1,500,625	USD	7,858
*	UK Emission Allowances	(12)	December 2022	(1,194,420)	GBP	(110,922)
*	White Sugar	3	April 2022	81,225	USD	125
						$586,719
*	Position held in Subsidiary

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

INTEREST RATE SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
2.190%	AUD-BBR-BBSW 0.71%	6 Month	6/15/2022	6/15/2024	44,909,241	AUD	$288,913	$168,876	$120,037
AUD-BBR-BBSW 0.71%	2.670%	6 Month	6/15/2022	6/15/2032	7,972,007	AUD	(244,741)	(126,729)	(118,012)
BRL-CDI 11.65%	12.265%	At maturity	3/17/2022	1/2/2025	46,606,460	BRL	213,022	117,147	95,875
5.860%	CLP-TNA 1.94%	6 Month	6/15/2022	6/15/2032	343,600,000	CLP	3,949	-	3,949
CNY-CNREPOFIX 2.56	2.494%	3 Month	6/15/2022	6/15/2027	90,827,700	CNY	20,973	32,144	(11,171)
1.735%	HKD-HIBOR-HKAB 0.55%	3 Month	6/15/2022	6/15/2025	5,330,000	HKD	14,513	1	14,512
HKD-HIBOR-HKAB 0.55%	1.976%	3 Month	6/15/2022	6/15/2032	3,300,000	HKD	(17,697)	24	(17,721)
6.681%	HUF-BUBOR-Reuters 6.80%	6 Month	6/15/2022	6/15/2025	164,050,000	HUF	4,931	536	4,395
5.500%	HUF-BUBOR-Reuters 6.80%	6 Month	6/15/2022	6/15/2032	89,800,000	HUF	7,216	844	6,372
1.560%	ILS-TELBOR01-Reuters 0.18%	3 Month	6/15/2022	6/15/2032	1,500,000	ILS	22,560	14,109	8,451
6.180%	INR-FBIL-MIBOR 3.90%	6 Month	6/15/2022	6/15/2027	40,900,000	INR	(1,953)	(1,082)	(871)
0.755%	JPY-TONA-OIS (0.01%)	6 Month	6/15/2022	6/15/2062	45,900,000	JPY	710	7	703
8.400%	MXN-TIIE-Banxico 6.72%	28 Days	6/15/2022	6/2/2032	500,000	MXN	(392)	-	(392)
2.198%	NOK-NIBOR-OIBOR 1.62%	6 Month	6/15/2022	6/15/2032	3,100,000	NOK	15,469	7	15,462
3.118%	NZD-BBR-FRA 1.00%	3 Month	3/15/2022	3/15/2025	2,600,000	NZD	20,730	2,159	18,571
NZD-BBR-FRA 1.00%	3.088%	3 Month	6/15/2022	6/15/2027	1,138,500	NZD	(14,127)	342	(14,469)
NZD-BBR-FRA 1.00%	3.072%	3 Month	6/15/2022	6/15/2032	3,983,300	NZD	(83,586)	(69,082)	(14,504)
4.741%	PLN-WIBOR-WIBO 4.95%	6 Month	6/15/2022	6/15/2025	1,000,000	PLN	5,068	261	4,807
4.421%	PLN-WIBOR-WIBO 4.95%	6 Month	6/15/2022	6/15/2027	7,869,500	PLN	58,979	40,532	18,447
PLN-WIBOR-WIBO 4.95%	4.016%	6 Month	6/15/2022	6/15/2032	800,000	PLN	(10,924)	(12)	(10,912)
1.579%	SGD-SORA 0.27%	6 Month	6/15/2022	6/15/2025	2,900,000	SGD	38,257	68	38,189
1.758%	SGD-SORA 0.27%	6 Month	6/15/2022	6/15/2032	300,000	SGD	8,659	23	8,636
1.700%	THB-THBFIX 0.44%	6 Month	6/15/2022	6/15/2027	76,333,500	THB	18,322	14,809	3,513
0.920%	TWD-TAIBOR 0.73%	3 Month	6/15/2022	6/15/2027	70,600,000	TWD	52,677	11,751	40,926
USD-LIBOR-BBA 0.96%	1.980%	3 Month	6/15/2022	6/15/2025	300,000	USD	(6,296)	16	(6,312)
ZAR-JIBAR-SAFEX 4.37%	8.116%	3 Month	6/15/2022	6/15/2032	6,700,000	ZAR	1,888	2	1,886
Total of Interest Rate Swaps							$417,120	$206,753	$210,367

INFLATION SWAPS *
Rate paid [1]	Rate received [1]	Payment Frequency	Effective Date	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
EUR-EXT-CPI	4.460%	At maturity	2/15/2022	2/15/2023	5,140,000	EUR	$(117,833)	$-	$(117,833)
2.940%	EUR-EXT-CPI	At maturity	2/15/2022	2/15/2025	5,140,000	EUR	169,153	-	169,153
3.689%	EUR-EXT-CPI	At maturity	3/15/2022	3/15/2025	3,149,200	EUR	18,927	-	18,927
3.489%	USA-CPI-U	At maturity	1/14/2022	1/14/2024	17,272,625	USD	466,615	29,586	437,029
Total of Inflation Swaps							$536,862	$29,586	$507,276

CREDIT DEFAULT SWAPS *
Reference Entity		Buy/Sell Protection	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)
Markit CDX North America Investment Grade Index		Buy	1.00%	6/20/2027	900,000	USD	$(14,828)	$(13,497)	$(1,331)
Markit iTraxx Europe Crossover Index		Buy	5.00%	6/20/2027	100,000	EUR	(8,235)	(7,055)	(1,180)
Markit iTraxx Europe Index		Buy	1.00%	6/20/2027	500,000	EUR	(7,729)	(6,734)	(995)
Markit CDX North America High Yield Index		Buy	5.00%	6/20/2027	2,667,000	USD	(151,974)	(123,821)	(28,153)
Total of Credit Default Swaps - Buy Protection							$(182,766)	$(151,107)	$(31,659)
Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

* Counterparty is J.P. Morgan Investment Bank
[1] Floating rate definitions
AUD-BBR-BBSW - Australian Bank Bill Short Term Rate
BRL-CDI - Brazil Average One-Day Interbank Deposit
CLP-TNA - Chile Indice de Camara Promedio Interbank Overnight Index
CNY-CNREPOFIX - China Foreign Exchange Trade System 7 day Interbank Repo Fixing Rate
CZK-PRIBOR-PRBO - Czech koruna-denominated Prague Interbank Offered Rate Fixings
EUR EXT CPI - European Consumer Price Index ex Tobacco
HKD-HIBOR-HKAB - Hong Kong Inter-Bank Offered Rate
HUF-BUBOR-Reuters - Budapest Inter-Bank Offered Rate
ILS-TELBOR01-Reuters - Bank of Israel Tel Aviv Interbank Offered Rate
INR-FBIL-MIBOR - Financial Benchmarks India Overnight Mumbai Interbank Outright Rate
JPY-TONA-OIS - Tokyo Overnight Average Rate
MXN-TIIE-Banxico - Mexico 28 Day Interbank Equilibrium Interest Rate (TIIE)
NOK-NIBOR - Norway Interbank Offered Rate
NZD-BBR-FRA - New Zealand Official Cash Rate
PLN-WIBOR-WIBO - Offered rate for deposits in Polish Zloty
SGD-SORA - Compounded Singapore Overnight Rate Average
THB-THBFIX - Bank of Thailand Thai Baht Interest Rate Fixing
TWD-TAIBOR-Reuters - Taipei Interbank Offered Rate
USA-CPI-U - U.S. Consumer Price Index for Urban Consumers
USD-LIBOR-BBA - U.S. Dollar - London Inter-Bank Offered Rate
ZAR-JIBAR-SAFEX - Johannesburg Interbank Average Rate

AUD - Australian Dollar	HKD - Hong Kong Dollar	PHP - Philippine Peso
BRL - Brazilian Real	HUF - Hungarian Forint	PLN - Polish Zloty
CAD - Canadian Dollar	IDR - Indonesian Rupiah	SEK - Swedish Krona
CHF - Swiss Franc	ILS - Israeli New Shekel	SGD - Singapore Dollar
CLP - Chilean Peso	INR - Indian Rupee	THB - Thai Baht
CNH/CNY - Chinese Yuan Renminbi	JPY - Japanese Yen	TRY - Turkish Lira
CZK - Czech Koruna	KRW - South-Korean Won	TWD - Taiwan Dollar
EGP - Egyptian Pound	MXN - Mexican Peso	USD - US Dollar
EUR - Euro	NOK - Norwegian Kroner	ZAR - South African Rand
GBP - British Pound	NZD - New Zealand Dollar

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

	TOTAL RETURN SWAPS *
	Reference Entity	Counter- party [a]	Rate Paid/Received [b]	Payment Frequency	Termination Date	Notional Amount		Unrealized Gain/(Loss)
	Feng Tay Enterprises Co.	MS	SOFR 1D + 0.28% (1.030%)	monthly	06/15/2023	19,998	USD	$1,242
	ECLAT Textile Company	MS	SOFR 1D + 0.28% (1.030%)	monthly	06/15/2023	24,246	USD	2,918
	Makalot Industrial	MS	SOFR 1D + 0.28% (1.030%)	monthly	06/15/2023	32,693	USD	1,969
	AAR Corp	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	15,055	USD	723
	Suzano SA	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	582,293	BRL	(8,382)
	Cosan SA	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	194,851	BRL	4,946
	São Martinho S.A	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	190,373	BRL	(1,726)
	SLC Agrícola S.A	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	75,729	BRL	113
[1]	BBUXALC Index	JPM	N/A	monthly	12/31/2050	(112,320)	USD	(183)
[2]	BCIIBEVE Index	B	SOFR 1D + 0.37% (0.640%)	monthly	01/25/2023	330,822	USD	22,831
[3]	BCIIFEBK Index	B	SOFR 1D + 0.30% (0.570%)	monthly	03/17/2023	357,808	USD	7,450
[4]	BCIIFFOD Index	B	SOFR 1D + 0.00% (0.280%)	monthly	03/08/2023	(1,130,471)	USD	41,328
[5]	BCIIFMAT Index	B	SOFR 1D - 0.19% (0.080%)	monthly	03/21/2023	(368,522)	USD	(4,096)
[6]	BCIIINDU Index	B	SOFR 1D - 0.28% (-0.010%)	monthly	03/21/2023	(745,087)	USD	(5,143)
[7]	BCIILOGI Index	B	SOFR 1D + 0.38% (0.650%)	monthly	03/23/2023	249,487	USD	(10,352)
[8]	BCIIMAKE Index	B	SOFR 1D - 0.560% (-0.290%)	monthly	01/13/2023	(539,979)	USD	(6,120)
[9]	BCIIMINC Index	B	SOFR 1D + 0.400% (0.670%)	monthly	03/07/2023	594,407	USD	18,745
	Klabin SA	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	396,316	BRL	(2,995)
	Raizen SA	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	179,812	BRL	3,502
	Pet Center Comercio e Participacoes SA	MS	BRL CDI + 11.65% (13.150%)	monthly	09/20/2023	318,498	BRL	5,002
[10]	CGFCECO2 Index	CITI	SOFR 1D - 0.66% (-0.610%)	monthly	03/03/2023	(731,950)	USD	(12,057)
[11]	CGFCEMBK Index	CITI	SOFR 1D + 0.93% (0.980%)	monthly	03/06/2023	866,204	USD	50,407
[12]	CGFCINDU Index	CITI	SOFR 1D - 0.40% (-0.350%)	monthly	03/08/2023	(123,847)	USD	(1,561)
[13]	CGFCITDS Index	CITI	SOFR 1D + 0.35% (0.400%)	monthly	12/02/2022	676,039	USD	1,300
[14]	CGFCMOBI Index	CITI	USD OBFR - 2.00% (-1.721%)	monthly	01/10/2023	(169,013)	USD	(30,052)
[15]	CGFCREIT Index	CITI	EURIBOR 1M - 0.15% (-0.699%)	monthly	02/09/2023	(237,045)	EUR	(18,384)
[16]	CGFCTRAD Index	CITI	JPY TONA + 0.35% (0.343%)	monthly	03/02/2023	59,527,563	JPY	48,082
[17]	CGFCTRUK Index	CITI	SOFR 1D - 0.40% (-0.350%)	monthly	02/28/2023	(704,557)	USD	(16,237)
[18]	CGNAECOM Index	CITI	USD OBFR - 4.05% (-3.810%)	monthly	03/10/2023	(10,426)	USD	(28)
	Crane Co.	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	13,884	USD	(142)
[19]	GSCBFACT Index	GS	USD LIBOR 1M - 0.50% (-0.045%)	monthly	05/09/2024	(537,914)	USD	(9,686)
[19]	GSCBFACT Index	GS	SOFR 1D - 0.50% (-0.230%)	monthly	02/27/2025	(515,777)	USD	(7,558)
[20]	GSGLDISF Index	GS	SOFR 1D + 0.600% (0.870%)	monthly	03/26/2025	247,219	USD	(3,971)
[21]	GSGLFEXC Index	GS	USD LIBOR 1M + 0.50% (0.955%)	monthly	07/05/2024	124,693	USD	1,041
[22]	GSGLFMIN Index	GS	SOFR 1D + 0.600% (0.650%)	monthly	02/27/2025	783,072	USD	24,149
[23]	GSGLFPAY Index	GS	SOFR 1D + 0.600% (0.650%)	monthly	01/09/2025	580,615	USD	14,913
[24]	GSGLPHRE Index	GS	SOFR 1D - 0.350% (-0.080%)	monthly	02/28/2025	(1,823,894)	USD	76,323
[25]	GSGLPLAS Index	GS	USD LIBOR 1M - 0.95% (-0.847%)	monthly	07/12/2024	(251,599)	USD	(5,220)
[26]	GSGLSMA3 Index	GS	USD LIBOR 1M - 0.95% (-0.847%)	monthly	03/22/2023	(550,159)	USD	5659
	Hexcel Corporation	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	14,323	USD	535
[27]	I36616 Index	GS	0.75%	monthly	06/20/2022	281,856	USD	(54,227)
[28]	JPFCITSV Index	JPM	USD OBFR - 0.30% (0.020%)	monthly	08/10/2022	(715,135)	USD	(1,631)
[29]	JPFCUOIL Index	JPM	USD OBFR + 0.45% (0.770%)	monthly	04/12/2023	113,414	USD	(482)
[30]	JPFUAIR Index	JPM	USD OBFR - 1.05% (-0.730%)	monthly	09/07/2022	(960,590)	USD	(46,676)
[31]	JPFUGLBB Index	JPM	USD OBFR + 0.40% (0.720%)	monthly	03/20/2023	855,126	USD	15,239
[32]	JPFUMEBK Index	JPM	USD OBFR + 0.30% (0.620%)	monthly	05/02/2023	251,240	USD	1,312
[33]	JPFUMEDA Index	JPM	USD OBFR + 0.40% (0.720%)	monthly	07/27/2022	469,176	USD	1,698
[34]	JPFUOMED Index	JPM	USD OBFR - 0.50% (-0.180%)	monthly	07/27/2022	(370,467)	USD	(4,323)
[35]	JPFUREGU Index	JPM	USD OBFR - 0.35% (-0.030%)	monthly	10/04/2022	(708,891)	USD	(27,783)
[36]	JPFURU1 Index	JPM	USD OBFR + 0.30% (0.620%)	monthly	03/30/2023	-	USD	52,492
[37]	JPFUSTEE Index	JPM	USD OBFR + 0.30% (0.620%)	monthly	11/23/2022	803,386	USD	(4,355)
[38]	JPFUTRVL Index	JPM	USD OBFR + 0.35% (0.670%)	monthly	03/20/2023	518,742	USD	14,702
[39]	JPTAOBRL Index	JPM	BRL CDI - 4.78% (6.870%)	monthly	09/27/2022	(2,531)	BRL	(232)
[40]	MSFDRUS Index	MS	N/A	monthly	07/01/2022	38,877,329	USD	213,551
[41]	MSFINTOT Index	MS	SOFR 1D + 0.28% (1.030%)	monthly	08/03/2022	335,021	USD	24,098
	Raytheon Technologies Corp.	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	21,287	USD	(92)
[42]	S5CONS Index	JPM	USD OBFR - 0.35% (-0.030%)	monthly	03/10/2023	(199,684)	USD	(5,412)
[43]	S5UTIL Index	JPM	USD OBFR - 0.35% (-0.030%)	monthly	02/01/2023	(492,799)	USD	(26,301)
	Spirit AeroSystems	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	9,198	USD	724
[44]	SX86P	JPM	EUR ESTRON + 0.35% (-0.229%)	monthly	09/28/2022	28,995	EUR	20
	TransDigm Group Inc.	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	20,969	USD	(136)
	Teledyne Technologies Inc.	JPM	USD OBFR + 0.30% (0.620%)	monthly	01/25/2023	15,257	USD	801
Total of Total Return Swaps								$342,272

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

[a]	Counterparty abbreviations		[b] Floating rate definitions
	B - Barclays		BRL CDI - Brazil Average One-Day Interbank Deposit
	CITI - Citigroup Global Markets		ESTRON - Euro Short-term Rate Overnight
	GS - Goldman Sachs		EURIBOR - Euro Interbank Offered Rate. The Euribor rates are based on the interest
	JPM - J.P. Morgan Investment Bank		rates at which a panel of European banks borrow funds from one another.
	MS - Morgan Stanley		LIBOR - London Interbank Offered Rate
			OBFR - Overnight Bank Funding Rate
			TONA - Tokyo Overnight Average Rage
			SOFR - Secured Overnight Financing Rate

*	No Upfront premiums paid on the Total Return Swaps.
[1]	BBUXALC Index - Bloomberg Commodity ex-Agriculture and Livestock Capped Index
[2]	BCIIBEVE is a custom basket of beverage company stocks.
[3]	BCIIFEBK is a custom basket of financial services company stocks.
[4]	BCIIFFOD is a custom basket of food company stocks.
[5]	BCIIFMAT is a custom basket of materials company stocks.
[6]	BCIIINDU is a custom basket of multinational industrial company stocks.
[7]	BCIILOGI is a custom basket of logistics company stocks.
[8]	BCIIMAKE is a custom basket of cosmetic company stocks.
[9]	BCIIMINC is a custom basket of machinery and equipment company stocks.
[10]	CGFCECO2 is a custom basket of e-commence company stocks.
[11]	CGFCEMBK is a custom basket of financial services company stocks.
[12]	CGFCINDU is a custom basket of industrial company stocks.
[13]	CGFCITDS is a custom basket of IT consulting company stocks.
[14]	CGFCMOBI is a custom basket of electric vehicle technology company stocks.
[15]	CGFCREIT is a custom basket of real estate investment trust stocks.
[16]	CGFCTRAD is a custom basket of Japanese trading company stocks.
[17]	CGFCTRUK is a custom basket of trucking company stocks.
[18]	CGNAECOM - Ozon Holdings PLC
[19]	GSCBFACT is a custom basket of investment management company stocks.
[20]	GSGLDISF is a custom basket of discount retail company stocks.
[21]	GSGLFEXC is a custom basket of investment management company stocks.
[22]	GSGLFMIN is a custom basket of mining company stocks.
[23]	GSGLFPAY is a custom basket of financial services company stocks.
[24]	GSGLPHRE is a custom basket of retail company stocks.
[25]	GSGLPLAS is a custom basket of plastics company stocks.
[26]	GSGLSMA3 is a custom basket of smartphone company stocks.
[27]	I36616 Index - Bloomberg China USD Credit Liquid High-Yield Unhedged USD
[28]	JPFCITSV is a custom basket of information technology company stocks.
[29]	JPFCUOIL is a custom basket of U.S. oil company stocks
[30]	JPFUAIR is a custom basket of airline company stocks.
[31]	JPFUGLBB is a custom basket of internet/telecommunications company stocks.
[32]	JPFUMEBK is a custom basket of financial services company stocks.
[33]	JPFUMEDA is a custom basket of media company stocks.
[34]	JPFUOMED is a custom basket of media company stocks.
[35]	JPFUREGU is a custom basket of U.S. real estate company stocks.
[36]	JPFURU1 is a custom basket of Russian company stocks.
[37]	JPFUSTEE is a custom basket of steel company stocks.
[38]	JPFUTRVL is a custom basket of travel company stocks.
[39]	JPTAOBRL is a custom basket of Brazilian stocks.
[40]	MSFDRUS - The components of the basket as of March 31, 2022 are shown on the following pages.
[41]	MSFINTOT is a custom basket of South Korea and Taiwan electronics company stocks.
[42]	S5CONS - S&P 500 Consumer Staples Index
[43]	S5UTIL - S&P 500 Utilities Index
[44]	SX86P - STOXX Europe 600 Real Estate Index.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

GSGLPHRE Index

Name	Quantity	Value	Weight
Fast Retailing Co Ltd	2,269	$1,175,751	7.83%
H & M Hennes & Mauritz AB	79,845	1,076,454	7.17%
Industria de Diseno Textil SA	41,242	904,021	6.02%
Shimamura Co Ltd	9,402	840,735	5.60%
ASOS PLC	31,684	670,424	4.46%
ABC-Mart Inc	17,012	645,857	4.30%
Associated British Foods PLC	28,159	614,891	4.09%
Next PLC	7,597	602,077	4.01%
Ryohin Keikaku Co Ltd	50,780	597,782	3.98%
Kingfisher PLC	165,228	554,439	3.69%
Zalando SE	9,597	489,221	3.26%
Marks & Spencer Group PLC	226,293	459,941	3.06%
Adastria Co Ltd	23,325	367,835	2.45%
boohoo Group PLC	307,453	358,459	2.39%
WH Smith PLC	16,506	311,419	2.07%
Inchcape PLC	34,682	305,302	2.03%
VF Corp	4,849	275,714	1.84%
Kohl's Corp	3,991	241,296	1.61%
Guess? Inc	10,630	232,266	1.55%
G-III Apparel Group Ltd	8,572	231,873	1.54%
Nordstrom Inc	8,214	222,682	1.48%
Macy's Inc	8,690	211,688	1.41%
Carter's Inc	2,171	199,710	1.33%
United Arrows Ltd	11,579	173,457	1.15%
Currys PLC	140,713	168,054	1.12%
Urban Outfitters Inc	6,635	166,605	1.11%
Designer Brands Inc	11,540	155,905	1.04%
Newell Brands Inc	7,281	155,886	1.04%
CECONOMY AG	40,063	152,015	1.01%
Dillard's Inc	558	149,762	1.00%
Sally Beauty Holdings Inc	9,318	145,640	0.97%
Victoria's Secret & Co	2,729	140,161	0.93%
Abercrombie & Fitch Co	4,033	129,016	0.86%
Children's Place Inc/The	2,610	128,673	0.86%
American Eagle Outfitters Inc	7,303	122,690	0.82%
Ralph Lauren Corp	1,061	120,360	0.80%
Fnac Darty SA	2,326	120,015	0.80%
Gap Inc/The	7,755	109,190	0.73%
Hasbro Inc	1,309	107,233	0.71%
About You Holding SE	7,763	107,105	0.71%
Tapestry Inc	2,843	105,617	0.70%
Helen of Troy Ltd	532	104,187	0.69%
Capri Holdings Ltd	2,015	103,551	0.69%
Leggett & Platt Inc	2,908	101,198	0.67%
Levi Strauss & Co	4,875	96,330	0.64%
Foot Locker Inc	3,205	95,060	0.63%
Bed Bath & Beyond Inc	4,202	94,671	0.63%
Stitch Fix Inc	8,474	85,333	0.57%
Kontoor Brands Inc	2,013	83,238	0.55%
Hanesbrands Inc	5,328	79,334	0.53%
Under Armour Inc	4,613	78,513	0.52%
Global Fashion Group SA	28,376	53,364	0.35%
		$15,022,000	100.00%

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited)
March 31, 2022

MSFDRUS Index

Name	Quantity	Value	Weight
USD Cash	36,251,862	$36,251,862	92.70%
Samsung Electronics Co Ltd	(12,798,699)	(1,463,712)	(3.74%)
Taiwan Semiconductor Manufacturing Co	(6,385)	(795,379)	(2.03%)
Sk Hynix Inc	(4,539,088)	(715,595)	(1.83%)
United Micro	(610,897)	(679,681)	(1.74%)
Eugene Technology Co Ltd	(3,024,980)	(386,263)	(0.99%)
Wonik Ips Co Ltd	12,184	331,632	0.85%
Samsung Electro-Mechanics Co Ltd	(340,226)	(272,377)	(0.70%)
Lg Innotek Co Ltd	(3,543,017)	(242,465)	(0.62%)
Mowi Asa	2,897	231,389	0.59%
Salmar Asa	1,739	230,418	0.59%
Republic Svcs	1,348	188,673	0.48%
Waste Connections Inc	1,168	185,128	0.47%
Waste Management	(243,798)	(183,087)	(0.47%)
Veolia Environnement Ords	4,987	161,406	0.41%
JPY Cash	18,140,083	149,455	0.38%
Dnb Asa	6,505	148,862	0.38%
Gfl Environmental Inc-Sub Vt	4,467	145,356	0.37%
Darling Ingredients Inc	1,795	144,282	0.37%
CHF Cash	(451)	(144,063)	(0.37%)
Clean Harbors	126,917	137,909	0.35%
Cdn Pac Rlway	1,229	137,206	0.35%
Bakkafrost	1,662	137,181	0.35%
West Fraser	1,897	128,651	0.33%
Union Pacific Cp	1,556	128,132	0.33%
American Homes 4 Rent	(1,044)	(122,346)	(0.31%)
Idexx Labs	422	115,295	0.29%
Invitation Homes	2,818	112,805	0.29%
Zoetis Inc	200	109,412	0.28%
Westrock Company	2,682	107,763	0.28%
Shell Plc-New	(2,944)	(105,042)	(0.27%)
Var Energi Asa	556	104,856	0.27%
Louisiana Pacif	2,187	102,855	0.26%
Aroundtown Property Holdings S	3,500	97,196	0.25%
Mid Am Apt Comm	(2,487)	(95,501)	(0.24%)
Totalenergies Se	(2,553)	(87,372)	(0.22%)
Prologis Inc	20,666	87,211	0.22%
Weyerhaeuser Co Stock	1,402	87,092	0.22%
Huntsman	14,762	85,241	0.22%
Nextera Energy Inc	400	83,780	0.21%
Equity Residential	(447)	(79,036)	(0.20%)
Leroy Seafood	1,523	77,997	0.20%
International Paper	(648)	(76,859)	(0.20%)
Csx Corp	475	76,703	0.20%
Bp Plc	2,015	76,369	0.20%
Nb: Lb Group Co Ltd	2,006	75,245	0.19%
Cheniere Energy	872	73,867	0.19%
Vonovia Se	(686,661)	(73,681)	(0.19%)
Avalonbay Communities Inc. Stock	810	72,835	0.19%
Essex Prop Tr	7,829	72,631	0.19%
Other Underlying Index Components *		4,172,489	10.67%
		$39,106,725	100.00%

* Largest 50 underlying components by market value at March 31, 2022 are listed.

Fulcrum Diversified Absolute Return Fund
Consolidated Schedule of Investments (Unaudited) (continued)
March 31, 2022

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of Fulcrum Diversified Absolute Return Fund (the “Fund”) includes the holdings of Fulcrum Diversified Absolute Return Cayman Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 29, 2014, and is wholly-owned and controlled by the Fund.  The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Exchange traded derivatives are normally valued at the daily settlement price or composite mean depending on the product type.  When these valuations are used, the positions are classified as Level 1 in the fair value hierarchy.   Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models,  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.  When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of March 31, 2022:

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Investments
Common Stocks	$5,917,412	$-	$-	$5,917,412
Preferred Stocks	1,719	-	-	1,719
Foreign Government Notes/Bonds	-	2,110,908	-	2,110,908
Purchased Options and Warrants	1,907,599	2,673,921	-	4,581,520
Short-Term Investments	-	57,705,585	-	57,705,585
Total Investments	$7,826,730	$62,490,414	$-	$70,317,144

Description	Quoted Prices Level 1	Other Significant Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Other Financial Instruments
Written Options	$(2,230,795)	$(285,197)	$-	$(2,515,992)
Forward Currency Contracts *	-	147,747	-	147,747
Future Contracts *	586,719	-	-	586,719
Interest Rate Swaps *	-	210,367	-	210,367
Inflation Swaps *	-	507,276	-	507,276
Credit Default Swaps *	-	(31,659)	-	(31,659)
Total Return Swaps *	-	342,272	-	342,272
Total Other Financial Instruments	$(1,644,076)	$890,806	$-	$(753,270)

* Forward Currency Contracts, Futures Contracts, Interest Rate Swaps, Inflation Swaps, Credit Default Swaps and Total Return Swaps are valued at the unrealized appreciation (depreciation) of the instrument.